VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – December 31, 2023 (Unaudited)

Shares		Value
Private Investment Funds(a) - 81.1%
	Diversified – 81.1%
92,507	AEW Core Property (U.S.), LP	$ 99,830,697
—	AEW Value Investors US LP(b)(c)	51,321,636
78,933,285	CBRE U.S. Core Partners REIT Operating LP	128,520,753
155,048,263	CBRE U.S. Logistics Partners LP(b)	198,958,786
68,736	Clarion Gables Multifamily Trust LP	97,932,587
125,473	Clarion Lion Properties Fund LP	197,327,612
—	Everwest Funds Advisors LLC(b)(d)	122,383,422
72,827	GI Partners ETS Fund(b)	85,704,128
66,554	Harrison Street Core Property Fund	98,771,888
96,083	Heitman America Real Estate LP	123,518,806
94,626	Heitman Core Real Estate Debt Income Trust LP(b)	85,515,669
33,450	Hines European Property Partners(b)	48,471,996
978	Invesco Core Real Estate USA LP	187,066,030
525,564	Invesco Real Estate Asia Fund	67,879,723
122,366	RREEF America REIT II, Inc.	15,868,747
26,935	TA Realty Core Property Fund, LP	35,594,756
1,004	Trumbull Property Income Fund, LP	12,434,663
2,239	UBS Trumbull Property Fund LP	20,552,307
—	US Government Building Open-End Feeder, LP(e)	45,694,223
—	USGBF Alpha Feeder LP(f)(g)	30,293,408
60,422	Walton Street Real Estate Core-Plus Fund, LP(b)	68,376,170

	Total Private Investment Funds	1,822,018,007
	(Cost $1,724,508,021)
Common Stocks - 12.0%
	Apartments/Single Family Residential – 2.3%
66,356	American Homes 4 Rent, Class A Shares, REIT(h)	2,386,162
403,063	Apartment Income REIT Corp.(h)	13,998,378
19,651	AvalonBay Communities, Inc., REIT(h)	3,679,060
70,532	Camden Property Trust, REIT(h)	7,003,122
617	Daiwa House REIT Investment Corp. (Japan)	1,100,233
111,969	Equity Residential, REIT(h)	6,848,024
8,674	Essex Property Trust, Inc., REIT(h)	2,150,632
2,868	Invincible Investment Corp., REIT (Japan)	1,239,601
122,404	Invitation Homes, Inc., REIT(h)	4,175,200
67,385	NNN REIT, Inc.(h)	2,904,294
142,270	UDR, Inc., REIT(h)	5,447,518
		50,932,224
	Diversified – 2.7%
6,878	American Tower Corp., REIT(h)	1,484,823
1,663	Arena, REIT (Australia)	4,199
191,280	Broadstone Net Lease, Inc., REIT(h)	3,293,841
326,280	Cromwell European Real Estate Investment Trust, REIT (Singapore)	511,221
16,137	Crown Castle, Inc., REIT(h)	1,858,821
926,311	Digital Core REIT Management Pte, Ltd. (Singapore)(h)	597,128
113,367	Digital Realty Trust, Inc., REIT(h)	15,256,931
16,066	Equinix, Inc., REIT(h)	12,939,396
89,655	Gaming and Leisure Properties, Inc., REIT(h)	4,424,474
251,061	Mercialys SA, REIT (France)	2,759,355
170,539	Merlin Properties Socimi SA, REIT (Spain)	1,893,508
2,279	Sekisui House Reit, Inc. (Japan)	1,244,889
800,446	Stockland, REIT (Australia)	2,427,460
350,977	VICI Properties, Inc., REIT(h)	11,189,147
		59,885,193
	Health Care – 1.8%
66,600	Chartwell Retirement Residences (Canada)	589,074
511,162	Healthpeak Properties, Inc., REIT(h)	10,121,008
Shares		Value

	Health Care - (continued)
41,521	National Health Investors, Inc., REIT(h)	$ 2,318,948
229,507	Sabra Health Care REIT, Inc.(h)	3,275,065
278,316	Ventas, Inc., REIT(h)	13,871,269
110,013	Welltower, Inc., REIT(h)	9,919,872
		40,095,236
	Hotels – 0.2%
73,031	DiamondRock Hospitality Co., REIT(h)	685,761
115,942	Host Hotels & Resorts, Inc., REIT(h)	2,257,391
2,612	Japan Hotel REIT Investment Corp. (Japan)	1,280,514
118,920	Xenia Hotels & Resorts, Inc., REIT(h)	1,619,690
		5,843,356
	Office Properties – 0.2%
22,215	Alexandria Real Estate Equities, Inc., REIT(h)	2,816,196
67,500	Allied Properties Real Estate Investment Trust, REIT (Canada)	1,027,999
64,595	Cousins Properties, Inc., REIT(h)	1,572,888
		5,417,083
	Real Estate Operation/Development – 0.5%
528,500	Capitaland Investment, Ltd. (Singapore)	1,263,578
103,135	Castellum AB (Sweden)(i)	1,464,388
102,100	Mitsui Fudosan Co., Ltd. (Japan)	2,496,315
739,873	Qualitas, Ltd. (Australia)	1,178,835
1,116,258	RAM Essential Services Property Fund (Australia)	536,355
46,400	Sumitomo Realty & Development Co., Ltd. (Japan)	1,375,019
57,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	616,818
87,321	Vonovia SE (Germany)	2,743,775
		11,675,083
	Regional Malls – 0.5%
62,110	Klepierre SA, REIT (France)	1,695,644
12,815	Macerich Co. (The), REIT	197,735
70,895	Simon Property Group, Inc., REIT(h)	10,112,463
		12,005,842
	Residential – 0.2%
28,355	Sun Communities, Inc., REIT(h)	3,789,646
	Shopping Centers – 0.9%
45,306	Federal Realty Investment Trust, REIT(h)	4,668,783
275,704	Kite Realty Group Trust, REIT(h)	6,302,594
995,181	Lendlease Global Commercial, REIT (Singapore)	486,017
647,919	Link, REIT (Hong Kong)(h)	3,638,098
27,971	Regency Centers Corp., REIT(h)	1,874,057
200,370	SITE Centers Corp., REIT(h)	2,731,043
		19,700,592
	Storage – 1.1%
71,322	Big Yellow Group, PLC, REIT (United Kingdom)	1,110,305
114,669	CubeSmart, REIT(h)	5,314,908
61,166	Extra Space Storage, Inc., REIT(h)	9,806,745
21,602	Public Storage, REIT(h)	6,588,610
119,577	Safestore Holdings PLC, REIT (United Kingdom)	1,346,677
		24,167,245
	Warehouse/Industrial – 1.6%
299,306	Centuria Industrial, REIT (Australia)	662,802
646	CRE Logistics, Inc., REIT (Japan)	711,001
168,400	Dream Industrial Real Estate Investment Trust, REIT (Canada)	1,774,170
151,000	ESR Kendall Square, REIT, Co., Ltd. (South Korea)	427,547
26,336	First Industrial Realty Trust, Inc., REIT(h)	1,387,117
154,383	Goodman Group, REIT (Australia)	2,657,990

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – December 31, 2023 (Unaudited) (continued)

Shares		Value

	Warehouse/Industrial - (continued)
614	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	$ 607,138
545,800	Mapletree Industrial Trust, REIT (Singapore)	1,036,958
275	Mitsubishi Estate Logistics Investment Corp., REIT (Japan)	729,803
309,400	Nexus Industrial, REIT (Canada)	1,889,020
41,225	Plymouth Industrial REIT, Inc., REIT(h)	992,286
130,900	Prologis, Inc., REIT(h)	17,448,970
53,623	Rexford Industrial Realty, Inc., REIT(h)	3,008,250
180,889	Segro, PLC, REIT (United Kingdom)	2,039,932
236,700	TF Administradora Industrial S de RL de CV, REIT (Mexico)	506,547
339,573	Tritax Big Box REIT, PLC (United Kingdom)	728,685
		36,608,216

	Total Common Stocks	270,119,716
	(Cost $261,433,793)
Preferred Stocks - 1.3%
	Apartments/Single Family Residential – 0.0%
	American Homes 4 Rent, REIT,
18,850	Series G, 5.88%	453,343
6,009	Series H, 6.25%	152,268
1,145	Spirit Realty Capital, Inc., REIT, Series A, 6.00%	26,930
		632,541
	Diversified – 0.1%
20,730	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	497,520
	Digital Realty Trust, Inc., REIT,
43,605	Series J, 5.25%	965,851
29,320	Series K, 5.85%	728,602
35,470	Series L, 5.20%	790,271
		2,982,244
	Hotels – 0.2%
60,165	Chatham Lodging Trust, REIT, Series A, 6.63%	1,325,435
24,740	DiamondRock Hospitality Co., REIT, 8.25%	623,448
63,555	Pebblebrook Hotel Trust, REIT, Series G, 6.38%	1,341,646
	Sunstone Hotel Investors, Inc., REIT,
20,375	Series H, 6.13%	443,156
38,740	Series I, 5.70%	821,288
		4,554,973
	Office Properties – 0.3%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	108,621
98,336	Hudson Pacific Properties, Inc., REIT, Series C, 4.75%	1,377,687
64,633	SL Green Realty Corp., REIT, Series I, 6.50%	1,363,110
	Vornado Realty Trust, REIT,
6,955	Series L, 5.40%	109,194
94,136	Series M, 5.25%	1,412,040
30,015	Series N, 5.25%	460,730
88,971	Series O, 4.45%	1,207,336
		6,038,718
	Shopping Centers – 0.3%
	Regency Centers Corp., REIT,
63,325	Series A, 6.25%	1,582,492
39,420	Series B, 5.88%	926,370
35,220	RPT Realty, REIT, Series D, 7.25%	2,012,119
	Saul Centers, Inc., REIT,
9,150	Series D, 6.13%	215,025
26,573	Series E, 6.00%	633,234
55,507	SITE Centers Corp., REIT, Series A, 6.38%	1,282,212
		6,651,452
Shares		Value

	Storage – 0.3%
13,790	National Storage Affiliates Trust, REIT, Series A, 6.00%	$ 325,995
	Public Storage Operating Co, REIT,
23,185	Series G, 5.05%	550,412
165,638	Series H, 5.60%	4,175,734
10,735	Series J, 4.70%	229,622
46,600	Series P, 4.00%	832,742
10,735	Series Q, 3.95%	186,252
		6,300,757
	Telecommunications – 0.0%
	DigitalBridge Group, Inc.,
24,955	Series I, 7.15%	578,956
18,525	Series J, 7.13%	425,334
		1,004,290
	Warehouse/Industrial – 0.1%
	Rexford Industrial Realty, Inc., REIT,
3,973	Series B, 5.88%	93,445
64,270	Series C, 5.63%	1,433,215
		1,526,660

	Total Preferred Stocks	29,691,635
	(Cost $33,694,289)
Par
Corporate Debts - 0.2%
	Diversified – 0.1%
$1,881,000	VICI Properties LP, REIT, 4.38%, 5/15/2025	1,849,706
	Office Properties – 0.1%
1,895,000	Piedmont Operating Partnership LP, REIT, 9.25%, 7/20/2028	2,003,093
	Shopping Centers – 0.0%
1,152,000	Retail Opportunity Investments Partnership LP, REIT, 6.75%, 10/15/2028	1,211,465

	Total Corporate Debts	5,064,264
	(Cost $4,926,646)
Commercial Mortgage Backed Securities - 0.8%
	BANK, 144A
23,841,000	0.93%, 10/17/2052 Ser 2019-BN21, Class XF(j)	1,011,552
4,000,000	1.50%, 11/15/2062 Ser 2019-BN22, Class XF(j)	263,232
3,500,000	1.96%, 11/15/2062 Ser 2019-BN22, Class F(j)	1,418,719
6,000,000	1.50%, 1/15/2063 Ser 2020-BN25, Class XF	398,033
6,000,000	1.91%, 1/15/2063 Ser 2020-BN25, Class F(j)	2,392,716
1,250,000	2.50%, 1/15/2063 Ser 2020-BN25, Class E	621,219
	Benchmark Mortgage Trust, 144A
12,667,000	1.18%, 1/15/2051 Ser 2018-B1, Class XE(j)	520,615
1,500,000	2.50%, 2/15/2053 Ser 2020-B16, Class E	756,130
3,500,000	2.00%, 2/15/2054 Ser 2021-B23, Class E	1,531,125
6,500,000	1.00%, 8/15/2057 Ser 2019-B13, Class XF(j)	283,063
2,750,000	CD Mortgage Trust, 3.09%, 8/15/2051 Ser 2018-CD7, Class D, 144A(j)	1,675,717
	Citigroup Commercial Mortgage Trust, 144A
5,000,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XF(j)	143,751
3,750,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XG(j)	107,387
3,750,000	3.00%, 11/10/2052 Ser 2019-GC43, Class G	1,219,251
	GS Mortgage Securities Trust,
4,249,000	2.45%, 5/12/2053 Ser 2020-GC47, Class F, 144A(j)	1,729,526
1,500,000	3.45%, 5/12/2053 Ser 2020-GC47, Class D, 144A(j)	958,381

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – December 31, 2023 (Unaudited) (continued)

Par		Value

Commercial Mortgage Backed Securities (continued)
$2,750,000	3.45%, 5/12/2053 Ser 2020-GC47, Class C(j)	$ 1,984,191
2,629,600	Morgan Stanley Capital I Trust, 2.50%, 5/15/2054 Ser 2021-L5, Class F, 144A	940,983

	Total Commercial Mortgage Backed Securities	17,955,591
	(Cost $30,251,190)
Shares
Short-Term Investment - 1.5%
33,935,911	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Share Class, 5.21%	33,935,911
	(Cost $33,935,911)
	Total Investments - 96.9%	2,178,785,124
	(Cost $2,088,749,850)
	Other Assets - 3.1%	69,523,836
	Net Assets - 100.0%	$2,248,308,960

(a)	Restricted Securities.
(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.
(c)	Partnership is not designated in units. The Fund owns approximately 24.6% of this Fund.
(d)	Partnership is not designated in units. The Fund owns approximately 13.6% of this Fund.
(e)	Partnership is not designated in units. The Fund owns approximately 1.7% of this Fund.
(f)	Partnership is not designated in units. The Fund owns approximately 38.1% of this Fund.
(g)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(h)	All or a portion of the security position has been segregated for collateral to cover borrowings.
(i)	Non-income producing security.
(j)	Variable rate security. The coupon is based on an underlying pool of mortgages. The rate reported is the rate in effect at period end.
Portfolio Abbreviations:
144A - Rule 144A Security
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Industry	% of Net Assets
Diversified	84.0%
Apartments/Single Family Residential	2.3%
Health Care	1.8%
Warehouse/Industrial	1.7%
Short-Term Investment	1.5%
Storage	1.4%
Shopping Centers	1.2%
Commercial Mortgage Backed Securities	0.8%
Office Properties	0.6%
Regional Malls	0.5%
Real Estate Operation/Development	0.5%
Hotels	0.4%
Residential	0.2%
Telecommunications	0.0%
Other Assets net of Liabilities	3.1%
Total	100.0%

See accompanying notes to portfolio of investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2023 (Unaudited)

Securities Valuation - The Board of Directors (the “Board”) has established procedures (the “Procedures”) pursuant to which the Fund prices its securities, consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, as follows:
Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be fair valued pursuant to the Procedures.
Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by Versus Capital Advisors LLC (the “Adviser”) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities.
Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.
Investments in open-end mutual funds are valued at their closing NAV.
Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to the Procedures. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.
Private Investment Funds - The Fund typically values it’s investments in each Private Investment Fund according to the value reported by each Private Investment Fund’s quarterly NAV statement. The Fund also reviews this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Private Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund.  The valuation for each Private Investment Fund is individually updated as soon as the Fund completes its reasonableness review, including any necessary information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. The Fund may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Fund may determine to value it’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Fund and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting. The Fund shall use its best efforts to ensure that each of such Private Investment Funds has in place policies and procedures that provide underlying principles behind the disclosure of reliable information with adequate supporting operational practices.
Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each Private Investment Fund is estimated by the Fund to generate during the current quarter (the “Investment Accrual Rate”). The Fund determines the Investment Accrual Rate at the beginning of each quarter, based on internally developed models that weight the expected impacts of income and appreciation projections by property sector, adjusting for expected market factors and underlying expenses. The Fund monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments.
In certain circumstances, the Fund may access daily or periodic NAV information provided by a Private Investment Fund.  In such an instance, the Fund may determine to value it’s investment in a Private Investment Fund according to this information and may forego daily valuation adjustments based on an Investment Accrual Rate.
If the Fund does not have access to sell shares of a Private Investment Fund in its primary market, the Fund may determine to fair value the Private Investment Fund at a price other than its NAV.   In such an instance, the Fund may consider any information it deems appropriate including as received from broker-dealers and/or pricing services or comparable sales in the secondary market.  Any such fair valuation determinations will be made in good faith by the Fund, may be based upon an internally developed pricing model, and will be reported to the Board’s Valuation Committee at its next regularly scheduled quarterly meeting.
The December 31, 2023 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its December 31, 2023 NAV calculation.
Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2023 (Unaudited) (continued)

have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.
Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•     Level 1 – unadjusted quoted prices in active markets for identical securities
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)
•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of December 31, 2023 is as follows:
	Total Fair Value at 12/31/2023	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$270,119,716	$227,507,928	$42,611,788	$—
Preferred Stocks*	29,691,635	29,583,014	108,621	—
Corporate Debts	5,064,264	—	5,064,264	—
Commercial Mortgage Backed Securities	17,955,591	—	17,955,591	—
Short-Term Investment	33,935,911	33,935,911	—	—
Subtotal	$356,767,117	$291,026,853	$65,740,264	$—
Private Investment Funds (held at NAV)*	1,822,018,007
Total	$2,178,785,124
*	See Portfolio of Investments for industry breakout.
Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).
Market Risk Factors - The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:
General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.
General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.
Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.
Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.
Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The U.S. Federal Reserve has continued raising interest rates in light of recent inflationary pressures and interest rates may continue to increase rapidly. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2023 (Unaudited) (continued)

Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.
In addition, the Fund’s interests in the Private Investment Funds are subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from a Private Investment Funds pursuant to limited withdrawal rights. Some Private Investment Funds may subject the Fund to a lockup period or otherwise suspend the repurchase rights of their shareholders, including the Fund, from time to time. Further, Private Investment Funds managers may impose transfer restrictions on the Fund’s interests. There may be no secondary market for the Fund’s interests in the Private Investment Funds. The illiquidity of these interests may adversely affect the Fund were it to have to sell interests at an inopportune time. The Adviser may also invest directly in other private securities that they may not be able to sell at the Fund’s current carrying value for the securities.
Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund's investments may be negatively affected by the broad investment environment in the real assets market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.
Restricted Securities. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund's Prospectus.
As of December 31, 2023, the Fund invested in the following restricted securities:
Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
AEW Core Property (U.S.), LP	7/2/2013	92,507	—	$90,362	$99,831	$—	4.4%
AEW Value Investors US LP	8/17/2017	—	24.6%	50,140	51,322	—	2.3%
CBRE U.S. Core Partners REIT Operating LP	3/29/2018	78,933,285	—	110,972	128,521	—	5.7%
CBRE U.S. Logistics Partners LP	3/31/2022	155,048,263	—	200,060	198,959	—	8.9%
Clarion Gables Multifamily Trust LP	3/4/2019	68,736	—	89,526	97,932	—	4.4%
Clarion Lion Properties Fund LP	7/1/2013	125,473	—	171,565	197,327	—	8.8%
Everwest Funds Advisors LLC	12/30/2019	—	13.6%	114,045	122,383	—	5.5%
GI Partners ETS Fund	9/24/2021	72,827	—	83,414	85,704	16,861	3.8%
Harrison Street Core Property Fund	8/13/2014	66,554	—	92,207	98,772	—	4.4%
Heitman America Real Estate LP	12/2/2014	96,083	—	116,395	123,519	—	5.5%
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	94,626	—	95,850	85,516	—	3.8%
Hines European Property Partners	11/3/2022	33,450	—	41,897	48,472	120,726	2.2%
Invesco Core Real Estate USA LP	12/31/2013	978	—	172,862	187,066	—	8.3%
Invesco Real Estate Asia Fund	9/30/2014	525,564	—	64,671	67,880	—	3.0%
RREEF America REIT II, Inc.	9/30/2013	122,366	—	14,285	15,869	—	0.7%
TA Realty Core Property Fund, LP	1/3/2022	26,935	—	41,868	35,595	—	1.6%
Trumbull Property Income Fund, LP	4/1/2016	1,004	—	12,435	12,435	—	0.6%
UBS Trumbull Property Fund LP	9/30/2013	2,239	—	24,144	20,552	—	0.9%
US Government Building Open-End Feeder, LP	5/1/2014	—	1.7%	35,080	45,694	—	2.0%

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Notes to Portfolio of Investments
For the Period Ended December 31, 2023 (Unaudited) (continued)

Security(a)	Acquisition Date(b)	Shares/Par	If Partnership is not designated in units, % owned by Fund	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c)	% of Net Assets
USGBF Alpha Feeder LP	10/1/2021	—	38.1%	$30,037	$30,293	$—	1.3%
Walton Street Real Estate Core-Plus Fund, LP	10/1/2021	60,422	—	72,693	68,376	27,006	3.0%
Total				$1,724,508	$1,822,018	$164,593	81.1%
(a)	The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail, office and other property types.
(b)	Initial acquisition date as shares are purchased at various dates through the current period.
(c)	Unfunded Commitments approximate their fair values.
Security	Redemption Request(a)	Lock Up Applicable at Period End	Investment Liquidity	Redemption Frequency(b)
AEW Core Property (U.S.), LP	Partial			Quarterly
AEW Value Investors US LP	Full			Quarterly
CBRE U.S. Core Partners REIT Operating LP	Partial			Quarterly
CBRE U.S. Logistics Partners LP		Full	Initial contributions have a three-year lock-up	Quarterly
Clarion Gables Multifamily Trust LP	Partial			Quarterly
Clarion Lion Properties Fund LP	Partial			Quarterly
Everwest Funds Advisors LLC	Partial			Quarterly
GI Partners ETS Fund		Full	Initial contributions have a three-year lock-up	Quarterly
Harrison Street Core Property Fund				Quarterly
Heitman America Real Estate LP	Partial			Quarterly
Heitman Core Real Estate Debt Income Trust LP	Partial			Quarterly
Hines European Property Partners		Full	Initial contributions have a three-year lock-up	Quarterly
Invesco Core Real Estate USA LP	Partial			Quarterly
Invesco Real Estate Asia Fund	Partial			Quarterly
RREEF America REIT II, Inc.	Full			Quarterly
TA Realty Core Property Fund, LP	Partial			Quarterly
Trumbull Property Income Fund, LP	Full			Quarterly
UBS Trumbull Property Fund LP	Full			Quarterly
US Government Building Open-End Feeder, LP				Quarterly
USGBF Alpha Feeder LP		Full	Contributions have a two-year lock-up	Quarterly
Walton Street Real Estate Core-Plus Fund, LP		Full	Contributions have a two-year lock-up	Quarterly
(a)	The Fund submitted a redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.
(b)	The investment funds provide redemptions at the frequency listed at the investment managers discretion.